---------------------------------
                                                         OMB APPROVAL
                                               ---------------------------------
                                                OMB Number:            3235-0006
                                                Expires:       December 31, 2006
                                                Estimated average burden
                                                hours per response..........22.8
                                               ---------------------------------





                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [   ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             George Soros
Address:          c/o Soros Fund Management LLC
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:      028-10418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jodye M. Anzalotta
Title:            Attorney-in-Fact(1)
Phone:            212-320-5531

Signature, Place, and Date of Signing:

/s/ Jodye M. Anzalotta           New York, New York           August 14, 2006
--------------------------    -----------------------    -----------------------
     [Signature]                   [City, State]                [Date]

(1) Signed pursuant to a Power of Attorney, dated as of June 16, 2005, granted by Mr. George Soros included as an exhibit to the Form 13F filed by the Reporting Person on November 14, 2005.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number               Name
     ----------------------             ----------------------------

      028-06420                         Soros Fund Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                             0
                                                                ----------------

Form 13F Information Table Entry Total:                                        4
                                                                ----------------

Form 13F Information Table Value Total:                                 $107,232
                                                                ----------------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment anagers with respect to which this report is filed, other than the manager filing this report.

         No.              Form 13F File Number          Name
        --------          ---------------------         ------------

         None.

                                  George Soros
                           Form 13F Information Table
                           Quarter ended June 30, 2006

                                                                                    Investment Discretion          Voting Authority
                                             Fair Market                            ---------------------          ----------------
                         Title                  Value        Shares or   SH/  Put/       Shared  Shared   Other
Issuer                   of Class   Cusip   (in thousands)   Principal   PRN  Call  Sole Defined Other   Managers Sole Shared None
------                   --------   -----   --------------   ---------   ---  ----  ---- ------- ------  -------- ---- ------ ----
APEX SILVER MINES LTD      ORD     G04074103   $   3,993        265,309   SH          X                            X
-----------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC                COM     096227103   $   1,925      1,590,682   SH          X                            X
-----------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP          COM     477143101   $  32,277      2,658,724   SH          X                            X
-----------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP          COM     477143101   $  69,037      5,686,762   SH                        X                     X
-----------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                        $ 107,232
(in thousands)
